Performance Management	Dec. 31, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.bitcetf.com or by calling the Fund at (415) 707-3663.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table illustrates how the Fund’s average annual total returns compare with those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 63.79% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -17.44% (quarter ended June 30, 2024).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	63.79%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.44%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Return as of December 31, 2025*
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	1 Year	Since Inception (3/20/2023)
Return Before Taxes	-20.56%	34.19%
Return After Taxes on Distributions	-21.63%	26.49%
Return After Taxes on Distributions and Sale of Fund Shares	-12.18%	24.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	23.52%
*	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund Shares. As a result, Fund returns after taxes on distributions and sales of Fund Shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Performance Availability Website Address [Text]	https://www.bitcetf.com
Performance Availability Phone [Text]	(415) 707-3663
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.btopetf.com or by calling the Fund at (415) 707-3663.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table illustrates how the Fund’s average annual total returns compare with those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 54.90% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -26.80% (quarter ended March 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	54.90%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.80%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Return as of December 31, 2025*
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	1 Year	Since Inception (9/29/2023)
Return Before Taxes	-16.00%	35.56%
Return After Taxes on Distributions	-16.79%	24.24%
Return After Taxes on Distributions and Sale of Fund Shares	-9.47%	23.82%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	24.70%
*	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund Shares. As a result, Fund returns after taxes on distributions and sales of Fund Shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Performance Availability Website Address [Text]	https://www.btopetf.com
Performance Availability Phone [Text]	(415) 707-3663
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.aethetf.com or by calling the Fund at (415) 707-3663.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table illustrates how the Fund’s average annual total returns compare with those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 47.68% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -26.26% (quarter ended March 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	47.68%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.26%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Return as of December 31, 2025*
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	1 Year	Since Inception (9/29/2023)
Return Before Taxes	-0.05%	30.24%
Return After Taxes on Distributions	-1.01%	25.19%
Return After Taxes on Distributions and Sale of Fund Shares	-0.03%	21.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	24.70%
*	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund Shares. As a result, Fund returns after taxes on distributions and sales of Fund Shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Performance Availability Website Address [Text]	https://www.aethetf.com
Performance Availability Phone [Text]	(415) 707-3663
Bitwise Web3 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.bwebetf.com or by calling the Fund at (415) 707-3663.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 42.39% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -12.85% (quarter ended December 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	42.39%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.85%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Return as of December 31, 2025*
Bitwise Web3 ETF	1 Year	Since Inception (10/3/2022)
Return Before Taxes	28.12%	37.80%
Return After Taxes on Distributions	28.12%	37.80%
Return After Taxes on Distributions and Sale of Fund Shares	16.65%	30.88%
Bitwise Web3 Equities Index (reflects no deduction for fees, expenses or taxes)	29.03%	38.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.86%
*	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund Shares. As a result, Fund returns after taxes on distributions and sales of Fund Shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Performance Availability Website Address [Text]	https://www.bwebetf.com
Performance Availability Phone [Text]	(415) 707-3663
Bitwise COIN Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.icoietf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.icoietf.com
Bitwise CRCL Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.icrcetf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.icrcetf.com
Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.iethetf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.iethetf.com
Bitwise GME Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.igmeetf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.igmeetf.com
Bitwise MARA Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.imraetf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.imraetf.com
Bitwise MSTR Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.imstetf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.imstetf.com
Bitwise Bitcoin Standard Corporations ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.ownbetf.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.ownbetf.com
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund was reorganized on or about October 27, 2025 from the Bitwise Crypto Industry Innovators ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, a Delaware statutory trust, into Bitwise Funds Trust, also a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Exchange Traded Concepts, LLC. The Predecessor Fund commenced operations on May 11, 2021.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://www.bitqetf.com or by calling the Fund at (415) 707-3663.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and a broad-based securities market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 75.97% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -67.94% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	75.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(67.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
Average Annual Total Return as of December 31, 2025
Bitwise Crypto Industry Innovators ETF	1 Year	Since Inception (5/11/2021)
Return Before Taxes	18.40%	-3.39%
Return After Taxes on Distributions	18.40%	-3.39%
Return After Taxes on Distributions and Sale of Fund Shares	10.89%	-2.73%
Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses or taxes)	19.46%	-3.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	13.02%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.bitqetf.com
Performance Availability Phone [Text]	(415) 707-3663
Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.ibtbetf.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.ibtbetf.com
Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.ibqetf.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.ibqetf.com